Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Total share-holders’ equity	Called up share capital and share premium	Other equity instruments	Financial assets at FVOCI reserve		Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves	Insurance finance reserve [1]	Retained earnings	Non- controlling interests
Equity beginning of period at Dec. 31, 2023		$ 192,610	$ 185,329	$ 24,369	$ 17,719	$ (3,507)		$ (1,033)	$ (33,753)	$ 28,601	$ 785	$ 152,148	$ 7,281
Profit for the period		17,665	17,112									17,112	553
Other comprehensive income/(expense) for the period, net of tax		(2,482)	(2,455)			(164)		(691)	(2,551)	5	(10)	956	(27)
– debt instruments at fair value through other comprehensive income		(303)	(313)			(313)							10
– equity instruments designated at fair value through other comprehensive income		41	35			35							6
– cash flow hedges		(972)	(970)					(970)					(2)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(283)	(283)									(283)
– property revaluation		5	5							5
– remeasurement of defined benefit asset/(liability)		146	136									136	10
– share of other comprehensive income of associates and joint ventures		211	211									211
– effects of hyperinflation		892	892									892
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation		648	648						648
– other reserves reclassified to income statement on disposal or dilution of a foreign operation		352	352			90		262
– insurance finance income recognised in other comprehensive income		17	17								17
– other exchange differences		(3,236)	(3,185)			24		17	(3,199)		(27)		(51)
Total comprehensive income for the period		15,183	14,657			(164)		(691)	(2,551)	5	(10)	18,068	526
Shares issued under employee remuneration and share plans		0	0	75								(75)
Capital securities issued		1,106	1,106		1,106
Dividends to shareholders		(12,685)	(12,217)									(12,217)	(468)
Cost of share-based payment arrangements		274	274									274
Transfers		0	0							(2,945)		2,945
Share buy-backs		(5,019)	(5,019)									(5,019)
Cancellation of shares		0	0	(326)						326
Other movements		(1,055)	(837)			4				3		(844)	(218)
Equity end of period at Jun. 30, 2024		190,414	183,293	24,118	18,825	(3,667)		(1,724)	(36,304)	25,990	775	155,280	7,121
Profit for the period		7,334	6,867									6,867	467
Other comprehensive income/(expense) for the period, net of tax		4,422	4,371			423		645	3,414	0	(173)	62	51
– debt instruments at fair value through other comprehensive income		381	375			375							6
– equity instruments designated at fair value through other comprehensive income		58	40			40							18
– cash flow hedges		658	658					658
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(156)	(156)									(156)
– property revaluation		0	0
– remeasurement of defined benefit asset/(liability)		(374)	(380)									(380)	6
– share of other comprehensive income of associates and joint ventures		251	251									251
– effects of hyperinflation		347	347									347
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation		5,168	5,168						5,168
– other reserves reclassified to income statement on disposal or dilution of a foreign operation		(5)	(5)			(5)
– insurance finance income recognised in other comprehensive income		(159)	(159)								(159)
– other exchange differences		(1,747)	(1,768)			13		(13)	(1,754)		(14)		21
Total comprehensive income for the period		11,756	11,238			423		645	3,414	0	(173)	6,929	518
Shares issued under employee remuneration and share plans		0	0	2								(2)
Capital securities issued		2,495	2,495		2,495
Dividends to shareholders		(4,415)	(4,193)									(4,193)	(222)
Redemption of securities		(2,250)	(2,250)		(2,250)
Cost of share-based payment arrangements		255	255									255
Share buy-backs		(6,024)	(6,024)									(6,024)
Cancellation of shares		0	0	(337)						337
Other movements		42	159			(2)			3	1		157	(117)
Equity end of period at Dec. 31, 2024		192,273	184,973	23,783	19,070	(3,246)	[2]	(1,079)	(32,887)	26,328	602	152,402	7,300
Profit for the period		12,441	12,057									12,057	384
Other comprehensive income/(expense) for the period, net of tax		8,540	8,407			6	[2]	1,734	6,630	14	102	(79)	133
– debt instruments at fair value through other comprehensive income		205	177			177	[2]						28
– equity instruments designated at fair value through other comprehensive income		93	57			57	[2]						36
– cash flow hedges		1,891	1,794					1,794					97
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		242	242									242
– property revaluation		14	14							14
– remeasurement of defined benefit asset/(liability)		(347)	(343)									(343)	(4)
– share of other comprehensive income of associates and joint ventures		(3)	(3)									(3)
– effects of hyperinflation		81	81									81
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation	[3]	224	224						224
– other reserves reclassified to income statement on disposal or dilution of a foreign operation	[3]	(56)	(56)									(56)
– insurance finance income recognised in other comprehensive income		16	16								16
– other exchange differences		6,180	6,204			(228)	[2]	(60)	6,406		86		(24)
Total comprehensive income for the period		20,981	20,464			6	[2]	1,734	6,630	14	102	11,978	517
Shares issued under employee remuneration and share plans		0	0	113								(113)
Capital securities issued	[4]	4,096	4,096		4,096
Dividends to shareholders		(9,171)	(8,694)									(8,694)	(477)
Redemption of securities	[5]	(2,450)	(2,450)		(2,450)
Cost of share-based payment arrangements		316	316									316
Share buy-backs	[6]	(5,023)	(5,023)									(5,023)
Cancellation of shares		0	0	(239)						239
Other movements		(1,153)	(1,128)			1	[2]					(1,129)	(25)
Equity end of period at Jun. 30, 2025		$ 199,869	$ 192,554	$ 23,657	$ 20,716	$ (3,239)	[2]	$ 655	$ (26,257)	$ 26,581	$ 704	$ 149,737	$ 7,315

[1]	The insurance finance reserve reflects the impact of adoption of the other comprehensive income option for our insurance business in France. Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in other comprehensive income (‘OCI’).

[2]	Amount in 1H25 includes $1.4bn of pre-tax cumulative unrealised loss in other comprehensive income, including foreign exchange movements shown in ‘Other exchange differences’, on a retained portfolio of home and certain other loans associated with the sale of our retail banking operations in France. The loss arose largely upon reclassification from hold-to-collect to a hold-to-collect-and-sell business model on 1 January 2025, resulting in its remeasurement from amortised cost to fair value through other comprehensive income.

[3]	Amount in 1H25 includes the recycling of a $197m foreign currency translation reserves loss and $56m other reserves gain as a result of the dilution of the shareholding in BoCom.
[4]	HSBC Holdings issued $1,500m 6.950% contingent convertible securities in February 2025, and a further SGD800m 5.000% and $2,000m 7.050% contingent convertible securities in March and June 2025, respectively. All instruments were recorded net of issuance costs.

[5]	In March 2025, HSBC Holdings redeemed its $2,450m 6.375% contingent convertible securities.
[6]	HSBC Holdings announced the following share buy-backs during 1H25: a share buy-back of up to $2.0bn in February 2025, which was completed in April 2025;
and a share buy-back of up to $3.0bn in May 2025, which was completed in July 2025.